DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Assets And Liabilities
Schedule of gross movement of the deferred tax account

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Tax losses with no deferred tax assets recognized	667	208	30

Schedule of expiration dates of the tax losses

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Year of expiration
2024	—	—	—
2025	1,462	—	—
2026	1,411	1,411	202
2027	499	499	71
2028	828	828	118
2029	440	440	63
2030	—	811	116

Total	4,640	3,989	570